Note 32 - Related Parties - Expenses Realted to Management Members (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Short-term benefits (i)	[1]	R$ 33.4	R$ 21.7	R$ 32.1
Share-based payments (ii)	[2]	38.9	36.2	39.0
Total key management remuneration		R$ 72.3	R$ 57.9	R$ 71.1

[1]	These correspond substantially to management's salaries and profit sharing (including performance bonuses).
[2]	These correspond to the compensation cost of stock options and restricted stocks granted to management. These amounts exclude remuneration paid to members of the Fiscal Council.